Financial risks (Details) kr in Thousands, $ in Millions			12 Months Ended
	Sep. 06, 2018 USD ($)	Sep. 06, 2018 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 DKK (kr)		Dec. 31, 2017 DKK (kr)	[1]
Financial risks
Repayment of royalty bond	$ 24.7	kr 157,600	kr 0	$ 24.7	kr 158,311	[1]	kr 176,360
Cash			kr 306,700		96,500
Average weighted duration of the bond portfolio			3 years
USD
Financial risks
Effect			kr 30,657		kr 9,627
Percentage of reasonably possible decrease			10.00%		10.00%

[1]	See note 1 to the consolidated financial statements.